DEPOSITS	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
DEPOSITS	DEPOSITS
A summary of interest expense on deposits for the years ended December 31 follows:

	2025	2024	2023
	(In thousands)
Savings and interest-bearing checking	$25,870	$28,047	$24,601
Reciprocal	29,386	34,574	23,429
Time	22,741	24,135	13,766
Brokered time	5,501	5,938	13,279
Total	$83,498	$92,694	$75,075
Aggregate time deposits in denominations of $0.25 million or more amounted to $223.4 million and $211.4 million at December 31, 2025 and 2024, respectively.
A summary of the maturity of time deposits at December 31, 2025, follows (1):

(In thousands)
2026	$770,122
2027	17,873
2028	2,423
2029	2,050
2030	1,256
2031 and thereafter	17
Total	$793,741

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits
Reciprocal deposits represent demand, money market and time deposits from our customers that have been placed through IntraFi Network. This service allows our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.
A summary of reciprocal deposits at December 31 follows:

	2025	2024
	(In thousands)
Demand	$862,697	$797,181
Money market	—	43
Time	112,224	109,807
Total	$974,921	$907,031